Shareholder Report, Holdings (Details) - Point Bridge America First ETF	Jun. 30, 2024
HEICO Corporation [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
Lennar Corporation [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
Vistra Corporation [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
Charter Communications, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
Howmet Aerospace, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
Extra Space Storage, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
Amgen, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
Garmin, Ltd. [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
FedEx Corporation [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
Walmart, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.30%
Financials [Member]
Holdings [Line Items]
Percent of Total Investments	22.20%
Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	17.10%
Consumer, Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	14.00%
Consumer, Non-cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	13.00%
Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	11.20%
Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%
Technology [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
Communications [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
Cash & Other [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%